Vessel, net - Schedule of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Beginning balance	$ 130,501
Depreciation	(5,768)	$ (5,710)	$ (5,446)
Ending balance	121,341	130,501
Vessel Cost [Member]
Property Plant And Equipment [Line Items]
Beginning balance	147,789	115,295	143,505
Additions to vessel cost			233
Vessel impairment charge	(9,729)		(28,443)
Transfer from advances for vessel acquisition		32,494
Ending balance	138,060	147,789	115,295
Accumulated Depreciation [Member]
Property Plant And Equipment [Line Items]
Beginning balance	(17,288)	(11,578)	(18,045)
Depreciation	(5,768)	(5,710)	(5,446)
Ending balance	(16,719)	(17,288)	(11,578)
Vessel impairment charge	6,337		11,913
Net Book Value [Member]
Property Plant And Equipment [Line Items]
Beginning balance	130,501	103,717	125,460
Additions to vessel cost			233
Depreciation	(5,768)	(5,710)	(5,446)
Vessel impairment charge	(3,392)		(16,530)
Transfer from advances for vessel acquisition		32,494
Ending balance	$ 121,341	$ 130,501	$ 103,717